PROMISSORY NOTES (Details Narrative) - Unsecured Notes Payable [Member] - Stardust Power Inc [Member] - USD ($)	Dec. 31, 2025	Jul. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Related Party [Member]
Short-Term Debt [Line Items]
Notes payable			$ 840,000	$ 1,000,000	$ 1,000,000
Debt instrument, interest rate					3.71%
Related Party [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Notes payable		$ 840,000
Vikasa Clean Energy I L P [Member]
Short-Term Debt [Line Items]
Notes payable				$ 160,000	$ 160,000
Energy Transition Investors L L C And Roshan Pujari [Member]
Short-Term Debt [Line Items]
Notes payable					$ 840,000
Energy Transition Investors L L C And Roshan Pujari [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Notes payable	$ 840,000